Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Other Non-Current Liabilities
Other Non-Current Liabilities

	2017	2016
Asbestos liabilities	$285	$312
Deferred taxes	202	203
Postemployment benefits	24	29
Income taxes payable	22	20
Environmental	12	12
Other	140	122
	$685	$698

Income taxes payable includes unrecognized tax benefits as discussed in Note U.